Intangible Assets (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets Net Excluding Goodwill	$ 94,451,063	$ 54,983,937	$ 60,110,307
2013 [Member]
Intangible Assets Net Excluding Goodwill	9,744,478
2014 [Member]
Intangible Assets Net Excluding Goodwill	9,744,478
2015 [Member]
Intangible Assets Net Excluding Goodwill	9,744,478
2016 [Member]
Intangible Assets Net Excluding Goodwill	9,651,265
2017 [Member]
Intangible Assets Net Excluding Goodwill	9,623,015
Thereafter [Member]
Intangible Assets Net Excluding Goodwill	$ 45,943,349